Summary Prospectus October 1, 2010
PNC Advantage Institutional Money Market Fund Institutional Shares – PABXX Advisor Shares – PAAXX Service Shares – PAHXX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at www.pncfunds.com/Forms_Literature/Prospectuses/default.fs. You may also obtain this information at no additional cost by calling 1-800-364-4890 or by sending an e-mail request to pncfundfulfillment@pnc.com. The Fund’s Prospectus and Statement of Additional Information, both dated October 1, 2010, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE

The Fund seeks to provide high current income consistent with stability of principal while maintaining liquidity.

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
		Institutional		Advisor			Service
		Shares		Shares			Shares
Management Fees		0.15%		0.15%			0.15%

Distribution (12b-1) Fees		None		None			None

Other Expenses		0.07%		0.17%			0.32%

Shareholder Servicing Fees	None		0.10%		0.25%

Other	0.07%		0.07%		0.07%	[1]

Total Annual Fund Operating Expenses[2]		0.22%		0.32%			0.47%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[2]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares, Advisor Shares and Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$23	$71	$124	$280

Advisor Shares	$33	$103	$180	$406

Service Shares	$48	$151	$263	$591

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a variety of high quality, short-term U.S. dollar-denominated money market securities, including certificates of deposit, time deposits and other obligations issued by domestic and foreign banks, as well as commercial paper. Foreign obligations are obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a sovereign debt rating in the highest short-term rating category by at least two nationally recognized statistical rating organizations (“NRSROs”) or, if only one NRSRO has rated such debt, then by that NRSRO (or, if unrated, determined by the Adviser (as defined below) to be of comparable quality).

The Fund also may invest in obligations issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the highest rating category for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.

In selecting investments for the Fund, the Adviser actively buys throughout the money market yield curve, managing maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund’s risk profile.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment Company Act of 1940. The Fund maintains an average weighted maturity of 60 days or less and the Fund’s weighted average life will not exceed 120 days.

PRINCIPAL RISKS

Counter-Party Risk. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due. The value of an investment may decline if

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its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.

Foreign Bank Obligations Risk. Bank obligations issued by foreign banks or foreign branches of U.S. banks are subject to foreign investment risks. For example, foreign markets may be less developed and less regulated than U.S. markets and may be subject to political turmoil and economic instability.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”)). Unlike GNMA securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide ongoing or future financial support.

Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. For example, a Fund’s yield will tend to be lower when interest rates rise and higher when interest rates fall.

Stable NAV Risk. A Fund’s ability to maintain a $1.00 per share net asset value (“NAV”) at all times could be affected by a sharp rise in interest rates causing the value of a Fund’s investments and its share price to drop, a drop in interest rates that reduces the Fund’s yield or the downgrading or default of any of the Fund’s holdings. The Securities and Exchange Commission (“SEC”) recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund’s yield potential.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund’s Institutional and Advisor Shares. As with all mutual funds, the Fund’s past performance does not predict the Fund’s future performance. Performance information is not shown for Service Shares because they have not completed a full year of investment operations. Since no Advisor Shares were outstanding from February 24, 2005 through September 14, 2006, performance of the Fund’s Advisor Shares for this period is based on the returns of the Fund’s Institutional Shares, adjusted to reflect the different expenses borne by the Fund’s Advisor Shares. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_371/Overview.fs or by calling 1-800-364-4890. The Fund’s 7-day yield as of December 31, 2009 was 0.07%. The Fund’s yield also appears in The Wall Street Journal each Thursday.

Calendar Year Total Returns

Best Quarter	1.32%	(12/31/06)
Worst Quarter	0.03%	(12/31/09)

The Fund’s year-to-date total return for Class Institutional Shares through June 30, 2010 was 0.03%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2009)

			Since
	1 Year	5 Years	Inception
Institutional Shares (since inception date 10/28/04)	0.30%	3.26%	3.21%

Advisor Shares (since inception date 11/19/04)	0.26%	3.20%	3.17%

INVESTMENT ADVISER

PNC Capital Advisors, LLC (the “Adviser”) is the investment adviser to the Fund.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains. However, this will not be the case if you are invested in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

IMPORTANT ADDITIONAL INFORMATION

Purchase and Sale of Fund Shares

You may purchase or redeem (sell) Fund shares by phone, mail, or through a financial intermediary on each day that the New York Stock Exchange is open. Shares cannot be purchased on days when the Federal Reserve is closed.

By Phone or Wire: contact your financial intermediary or, if you hold your shares directly through the PNC Advantage Funds, you should contact the PNC Advantage Funds by phone at 1-800-364-4890.

By Mail: write to the PNC Advantage Funds c/o BNY Mellon Investment Servicing, P.O. Box 9795, Providence, Rhode Island 02940-9795.

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Minimum Initial Investments:

•	In general, a Fund’s minimum initial investment is $3 million for Institutional, Advisor and Service Shares.

Minimum Subsequent Investments:

•	There is no minimum subsequent investment amount.

A Fund’s initial investment minimum may be reduced or waived in some cases.

Payments to Broker Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

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PNC Advantage Funds
P.O. Box 9795
Providence, RI 02940-9795

ADV-SUM-MM-1010